Income taxes (Details 2) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Deferred income tax assets/(liabilities)	$ 6	$ 8	$ 42
Switzerland
Deferred income tax assets/(liabilities)	0	134	708
Foreign
Deferred income tax assets/(liabilities)	6	307	134
Discontinued operations
Deferred income tax assets/(liabilities)	$ 0	$ (834)	$ (399)